UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2012

Date of reporting period:  January 31, 2012

Item 1. Schedule of Investments.

Schedule of Investments January 31, 2012 (unaudited)

New Path Tactical Allocation Fund

Description	Shares	Value
EXCHANGE-TRADED FUNDS - 98.8%
iShares Barclays 1-3 Year Treasury Bond Fund	240,580	$20,345,850
SPDR S&P 500 ETF	112,570	14,770,310
Vanguard REIT ETF	106,450	6,565,836
Total Exchange-Traded Funds
(Cost $40,872,103)		41,681,996

SHORT-TERM INVESTMENT - 1.3%
Invesco Liquid Assets Portfolio, 0.15% *
(Cost $543,801)	543,801	543,801

Total Investments - 100.1%
Cost ($41,415,904)		42,225,797
Other Assets and Liabilites, Net - (0.1%)		(32,010)
Total Net Assets - 100.0%		$42,193,787

* Variable Rate Security - The rate shown is the rate in effect as of January 31, 2012.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of January 31, 2012, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$41,681,996	$-	$-	$41,681,996
Short-Term Investment	543,801	-	-	543,801
Total Investments	$42,225,797	$-	$-	$42,225,797

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2012, the Fund recognized no transfers to/from Level 1 or Level 2.

The cost basis of investments for federal income tax purposes at January 31, 2012 was as follows*:

New Path Tactical Allocation Fund

Cost of investments	$41,415,904

Gross unrealized appreciation	809,893
Gross unrealized depreciation	-
Net unrealized appreciation / (depreciation)	$809,893

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  March 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  March 19, 2012

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                             Brian R. Wiedmeyer, Treasurer

Date  March 19, 2012